UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $115,098 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106    35847   942600 SH       SOLE                   942600
AON CORP                       COM              037389103     3067    80000 SH       SOLE                    80000
APPLE INC                      COM              037833100     2010      600 SH  CALL SOLE                      600
BANK OF AMERICA CORPORATION    COM              060505104     1885    10000 SH  CALL SOLE                    10000
CAPITALSOURCE INC              COM              14055X102     6381  1607212 SH       SOLE                  1607212
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2     5490  6000000 SH       SOLE                  6000000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     3134  3473000 SH       SOLE                  3473000
CITIGROUP INC                  COM              172967101      980    30000 SH  CALL SOLE                    30000
CVS CAREMARK CORPORATION       COM              126650100     6442   200000 SH       SOLE                   200000
CVS CAREMARK CORPORATION       COM              126650100      225     1500 SH  CALL SOLE                     1500
DENDREON CORP                  COM              24823Q107     3942   150000 SH       SOLE                   150000
EMDEON INC                     CL A             29084T104      168    11000 SH       SOLE                    11000
HOME DEPOT INC                 COM              437076102      411     1600 SH  CALL SOLE                     1600
HUMAN GENOME SCIENCES INC      COM              444903108     1530    50000 SH       SOLE                    50000
IMPAX LABORATORIES INC         COM              45256B101     2611   192000 SH       SOLE                   192000
ISHARES TR INDEX               RUSSELL 2000     464287655     1038     8000 SH  PUT  SOLE                     8000
M & F WORLDWIDE CORP           COM              552541104     5530   140000 SH       SOLE                   140000
MASTERCARD INC                 CL A             57636Q104     1762     1000 SH  CALL SOLE                     1000
MCDONALDS CORP                 COM              580135101      278      750 SH  CALL SOLE                      750
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      706    51841 SH       SOLE                    51841
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    17639  2000000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    WTS              80517Q100     8900  1462714 SH       SOLE                  1462714
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      858    12500 SH  PUT  SOLE                    12500
SIMON PPTY GROUP INC NEW       COM              828806109      637     1000 SH  PUT  SOLE                     1000
SPDR GOLD TRUST                GOLD SHS         78463V107      594     1200 SH  CALL SOLE                     1200
SPDR TR                        UNIT SER 1       78462F103     1065     5250 SH  PUT  SOLE                     5250
URANIUM ENERGY CORP            WTS              916896103      848   647500 SH       SOLE                   647500
WELLCARE HEALTH PLANS INC      COM              94946T106     1120     2000 SH  CALL SOLE                     2000